Property, Plant, and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 128.5	$ 180.1	$ 147.1
Less: accumulated depreciation and amortization	(4.5)	(91.3)	(71.9)
Property, plant and equipment, net	124.0	88.8	75.2
Land, buildings, and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	45.0	44.4	43.9
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26.7	49.6	38.9
Badges
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	27.9	38.9	29.4
Furniture, fixtures, computer equipment and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16.7	33.6	27.6
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12.2	$ 13.6	$ 7.3
Minimum | Land, buildings, and leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciable Lives	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Depreciable Lives	5 years
Minimum | Badges
Property, Plant and Equipment [Line Items]
Depreciable Lives	3 years
Minimum | Furniture, fixtures, computer equipment and other
Property, Plant and Equipment [Line Items]
Depreciable Lives	3 years
Maximum | Land, buildings, and leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciable Lives	39 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Depreciable Lives	15 years
Maximum | Badges
Property, Plant and Equipment [Line Items]
Depreciable Lives	5 years
Maximum | Furniture, fixtures, computer equipment and other
Property, Plant and Equipment [Line Items]
Depreciable Lives	10 years